Cash and Cash Equivalents - Schedule of the Balance (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Balance [Line Items]
Total high liquidity funds	$ 16,954	$ 22,266
Fiducolombia S.A. [Member]
Schedule of the Balance [Line Items]
Total high liquidity funds	13,820	18,549
Corredores Davivienda S.A. [Member]
Schedule of the Balance [Line Items]
Total high liquidity funds	1,984	172
Fondo de Inversión Colectiva Abierta Occirenta [Member]
Schedule of the Balance [Line Items]
Total high liquidity funds	604	167
BBVA Asset S.A. [Member]
Schedule of the Balance [Line Items]
Total high liquidity funds	233	165
Fiduciaria Bogota S.A. [Member]
Schedule of the Balance [Line Items]
Total high liquidity funds	188	2,600
Credicorp Capital [Member]
Schedule of the Balance [Line Items]
Total high liquidity funds	$ 125	$ 613